Financial Derivative Contracts and Hedge Accounting - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ (97,968)	$ 26,824	$ 47,117
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Gain or loss of the hedging instrument, effective recognized in equity	$ 17,661	$ 48,171	$ (10,756)